Summary of material accounting policies - Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
Fekola SA (“Fekola Mine”)
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	80.00%
B2Gold Namibia (Pty) Ltd. (“Otjikoto Mine”)
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	90.00%
Philippines Gold Processing & Refining Corporation (“Masbate Mine”)
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	100.00%
Filminera Resources Corporation ("Masbate Mine")
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	40.00%
B2Gold Back River Corp ("Goose Project")
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	100.00%
Gramalote Limited ("Gramalote Project")
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	100.00%